Operating Segments and Geographic Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Operating Segments and Geographic Information
Operating Segments and Geographic Information
We are organized around four global business platforms: Broadcast Solutions, Enterprise Solutions, Industrial Solutions, and Network Solutions. To leverage the Company’s strengths in networking, IoT, and cybersecurity technologies, the Network Solutions platform was formed in January 2017 with the combination of the former Industrial IT and Network Security platforms. The former Network Security platform was formed with our acquisition of Tripwire in January 2015. The formation of the Network Solutions platform is a natural evolution in our organic and inorganic strategies for a range of industrial and non-industrial applications. In addition, to capitalize on the adoption of IP technology and accelerate our penetration of the commercial audio-video market, we transferred responsibility of audio-video cable and connectors from our Broadcast Solutions platform to our Enterprise Solutions platform effective January 1, 2016. We have revised the prior period segment information to conform to the changes in the composition of these reportable segments. These changes had no impact to our reporting units for purposes of goodwill impairment testing.
We have determined that each of the global business platforms represents a reportable segment.

The segments design, manufacture, and market a portfolio of signal transmission solutions for mission critical applications used in a variety of end markets, including broadcast, enterprise, and industrial. We sell the products manufactured by our segments principally through distributors or directly to systems integrators, original equipment manufacturers (OEMs), end-users, and installers.
Effective January 1, 2015, the key measures of segment profit or loss reviewed by our chief operating decision maker are Segment Revenues and Segment EBITDA. Segment Revenues represent non-affiliate revenues and include revenues that would have otherwise been recorded by acquired businesses as independent entities but were not recognized in our Consolidated Statements of Operations due to the effects of purchase accounting and the associated write-down of acquired deferred revenue to fair value. Segment EBITDA excludes certain items, including depreciation expense; amortization of intangibles; asset impairment; severance, restructuring, and acquisition integration costs; purchase accounting effects related to acquisitions, such as the adjustment of acquired inventory and deferred revenue to fair value; and other costs. We allocate corporate expenses to the segments for purposes of measuring Segment EBITDA. Corporate expenses are allocated on the basis of each segment’s relative EBITDA prior to the allocation. The prior period presentation has been updated accordingly.
Our measure of segment assets does not include cash, goodwill, intangible assets, deferred tax assets, or corporate assets. All goodwill is allocated to reporting units of our segments for purposes of impairment testing.
The results of our equity method investment in the Hirschmann JV are analyzed separately from the results of our operating segments, and they are not included in the corporate expense allocation.
Operating Segment Information

Broadcast Solutions	Years ended December 31,
	2016	2015	2014
	(In thousands)
Segment revenues	$769,753	$739,970	$757,767
Affiliate revenues	744	916	821
Segment EBITDA	137,870	113,638	116,966
Depreciation expense	16,229	16,295	15,854
Amortization of intangibles	47,248	49,812	49,562
Severance, restructuring, and acquisition integration costs	10,414	39,078	48,440
Purchase accounting effects of acquisitions	(2,991)	132	8,574
Deferred gross profit adjustments	1,774	2,446	10,777
Patent settlement	(5,554)	—	—
Acquisition of property, plant and equipment	15,713	27,365	17,091
Segment assets	325,396	346,095	378,024

Enterprise Solutions	Years ended December 31,
	2016	2015	2014
	(In thousands)
Segment revenues	$603,188	$605,910	$626,614
Affiliate revenues	5,977	5,322	8,467
Segment EBITDA	101,298	100,214	89,352
Depreciation expense	13,226	12,591	14,443
Amortization of intangibles	1,718	1,720	1,827
Severance, restructuring, and acquisition integration costs	11,962	723	3,435
Purchase accounting effects of acquisitions	912	52	608
Acquisition of property, plant and equipment	22,679	10,323	13,395
Segment assets	246,564	238,400	259,344

Industrial Solutions	Years ended December 31,
	2016	2015	2014
	(In thousands)
Segment revenues	$585,476	$603,350	$682,374
Affiliate revenues	1,325	1,613	2,927
Segment EBITDA	101,248	99,941	106,097
Depreciation expense	11,038	11,235	11,145
Amortization of intangibles	2,394	3,154	1,236
Severance, restructuring, and acquisition integration costs	9,923	6,228	11,953
Purchase accounting effects of acquisitions	—	334	1,328
Acquisition of property, plant and equipment	10,486	8,836	10,053
Segment assets	226,306	231,265	255,997

Network Solutions	Years ended December 31,
	2016	2015	2014
	(In thousands)
Segment revenues	$399,388	$411,353	$253,464
Affiliate revenues	79	78	54
Segment EBITDA	92,773	87,873	47,927
Depreciation expense	6,715	6,430	2,294
Amortization of intangibles	47,025	49,105	5,801
Severance, restructuring, and acquisition integration costs	6,471	1,141	6,999
Purchase accounting effects of acquisitions	—	9,229	2,030
Deferred gross profit adjustments	4,913	50,430	—
Acquisition of property, plant and equipment	4,704	7,048	1,903
Segment assets	115,732	118,520	67,417

Total Segments	Years ended December 31,
	2016	2015	2014
	(In thousands)
Segment revenues	$2,357,805	$2,360,583	$2,320,219
Affiliate revenues	8,125	7,929	12,269
Segment EBITDA	433,189	401,666	360,342
Depreciation expense	47,208	46,551	43,736
Amortization of intangibles	98,385	103,791	58,426
Severance, restructuring, and acquisition integration costs	38,770	47,170	70,827
Purchase accounting effects of acquisitions	(2,079)	9,747	12,540
Deferred gross profit adjustments	6,687	52,876	10,777
Patent settlement	(5,554)	—	—
Acquisition of property, plant and equipment	53,582	53,572	42,442
Segment assets	913,998	934,280	960,782

The following table is a reconciliation of the total of the reportable segments’ Revenues and EBITDA to consolidated revenues and consolidated income from continuing operations before taxes, respectively.

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Total Segment Revenues	$2,357,805	$2,360,583	$2,320,219
Deferred revenue adjustments (2)	(6,687)	(51,361)	(11,954)
Patent settlement (4)	5,554	—	—
Consolidated Revenues	$2,356,672	$2,309,222	$2,308,265
Total Segment EBITDA	$433,189	$401,666	$360,342
Amortization of intangibles	(98,385)	(103,791)	(58,426)
Impairment of assets held for sale (1)	(23,931)	—	—
Deferred gross profit adjustments (2)	(6,687)	(52,876)	(10,777)
Severance, restructuring, and acquisition integration costs (3)	(38,770)	(47,170)	(70,827)
Depreciation expense	(47,208)	(46,551)	(43,736)
Patent settlement (4)	5,554	—	—
Purchase accounting effects related to acquisitions (5)	2,079	(9,747)	(12,540)
Income from equity method investment	1,793	1,770	3,955
Eliminations	(3,781)	(2,748)	(4,872)
Consolidated operating income	223,853	140,553	163,119
Interest expense, net	(95,050)	(100,613)	(81,573)
Loss on debt extinguishment	(2,342)	—	—
Consolidated income from continuing operations before taxes	$126,461	$39,940	$81,546

(1)	For the year ended December 31, 2016, we recognized a $23.9 million impairment of assets held for sale. See Note 4, Assets Held for Sale, for details.

(2)
Our segment results include revenues that would have been recorded by acquired businesses had they remained as independent entities. Our consolidated results do not include these revenues due to the purchase accounting effect of recording deferred revenue at fair value.

(3)	See Note 13, Severance, Restructuring, and Acquisition Integration Activities, for details.

(4)	Both our consolidated revenues and gross profit were positively impacted by royalty revenues received during 2016 that related to years prior to 2016 as a result of a patent settlement.

(5)
In 2016, we made a $3.2 million adjustment to reduce the earn-out liability associated with the M2FX acquisition. This adjustment was partially offset by $0.8 million and $0.2 million of cost of sales related to the adjustment of acquired inventory to fair value related to our Enterprise Solutions segment and M2FX acquisition, respectively. In 2015, we recognized $9.2 million of compensation expense related to the accelerated vesting of acquiree stock based compensation awards associated with our acquisition of Tripwire. In addition, we recognized $0.3 million of cost of sales related to the adjustment of acquired inventory to fair value related to our acquisition of Coast. In 2014, we recognized $8.3 million of cost of sales related to the adjustment of acquired inventory to fair value for our acquisitions of Grass Valley and ProSoft.

Below are reconciliations of other segment measures to the consolidated totals.

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Total segment assets	$913,998	$934,280	$960,782
Cash and cash equivalents	848,116	216,751	741,162
Goodwill	1,385,995	1,385,115	943,374
Intangible assets, less accumulated amortization	560,082	655,871	461,292
Deferred income taxes	33,706	34,295	60,652
Income tax receivable	—	3,787	4,953
Corporate assets	64,906	60,503	59,987
Total assets	$3,806,803	$3,290,602	$3,232,202
Total segment acquisition of property, plant and equipment	$53,582	$53,572	$42,442
Corporate acquisition of property, plant and equipment	392	1,397	3,017
Total acquisition of property, plant and equipment	$53,974	$54,969	$45,459

Geographic Information
The Company attributes foreign sales based on the location of the customer purchasing the product. The table below summarizes net sales and long-lived assets for the years ended December 31, 2016, 2015 and 2014 for the following countries: the U.S., Canada, China, and Germany. No other individual foreign country’s net sales or long-lived assets are material to the Company.

	United States	Canada	China	Germany	All Other	Total
	(In thousands, except percentages)
Year ended December 31, 2016
Revenues	$1,283,925	$159,985	$114,605	$104,214	$693,943	$2,356,672
Percent of total revenues	55%	7%	5%	4%	29%	100%
Long-lived assets	$193,263	$31,278	$30,487	$32,386	$60,654	$348,068
Year ended December 31, 2015
Revenues	$1,270,467	$170,522	$114,863	$103,106	$650,264	$2,309,222
Percent of total revenues	55%	7%	5%	4%	29%	100%
Long-lived assets	$188,032	$27,315	$62,794	$35,588	$64,434	$378,163
Year ended December 31, 2014
Revenues	$1,134,721	$194,149	$132,330	$120,297	$726,768	$2,308,265
Percent of total revenues	49%	8%	6%	5%	32%	100%
Long-lived assets	$169,080	$29,773	$70,574	$40,557	$70,727	$380,711

Major Customer
Revenues generated from sales to the distributor Anixter International Inc., primarily in the Enterprise Solutions and Industrial Solutions segments, were $286.2 million (12% of revenues), $281.9 million (12% of revenues), and $290.5 million (13% of revenues) for 2016, 2015, and 2014, respectively. At December 31, 2016, we had $26.5 million in accounts receivable outstanding from Anixter International Inc. This represented approximately 7% of our total accounts receivable outstanding at December 31, 2016.